Significant Accounting Policies - Additional Information (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Statements [Line Items]
Cash	$ 16,100
Balance sheet solvency amount	13,370
Impairment loss recognised in profit or loss, intangible assets other than goodwill	0
Impairment loss recognised in profit or loss, goodwill	0
Revenue	4,091	$ 2,840	$ 1,095
Parent company extended advances	7,597
Net financial assets and liabilities	$ 750
Change in relative value	10.00%	10.00%
Customer One [Member]
Statements [Line Items]
Concentration risk percentage revenue	48.00%	85.00%	81.00%
Customer Two [Member]
Statements [Line Items]
Concentration risk percentage revenue	24.00%	9.00%	4.00%
Licensing of Intellectual Property [Member]
Statements [Line Items]
Revenue	$ 0	$ 0	$ 0